Taxation - Gross movement on the deferred income tax account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ 23,897	$ 53,108
Exchange differences	(1,695)	10,953
Tax charge relating to cash flow hedge	(8,715)	(52,282)
Income tax benefit	19,493	12,118	$ 10,117
Deferred tax liability (asset), ending balance	$ 32,980	$ 23,897	$ 53,108